INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Impairment of Euroset (Details) € in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)
Statement of financial position
Impairment Loss | $			$ 66	$ 192	$ 245
Euroset
Statement of financial position
Impairment Loss | $		$ 99
Discount rate (functional currency)	13.40%	16.00%
Average annual revenue growth rate during forecast period (functional currency )	1.70%	4.50%
Terminal growth rate	0.00%	1.00%
Average operating (EBITDA) margin during forecast period	0.00%	3.70%
Average capital expenditure as a percentage of revenue	0.90%	0.40%
Proportion of ownership interest in joint venture			50.00%	50.00%
VIP-CKH Luxembourg S.a.r.l
Statement of financial position
Proportion of ownership interest in joint venture			50.00%	50.00%
Shareholder loan payable | €						€ 5,114
VIP CKH Ireland Limited
Statement of financial position
Proportion of ownership interest in joint venture			50.00%	50.00%
Shareholder loan receivable | €						€ 5,114